Note 18 - Events After the Reporting Period -Additional Information (Details)							1 Months Ended		3 Months Ended	12 Months Ended			22 Months Ended
	Mar. 15, 2026 USD ($) $ / shares shares	Mar. 15, 2026 USD ($) shares	Mar. 04, 2026 shares	Feb. 26, 2026 USD ($)	Jan. 14, 2026 $ / shares shares	Jun. 30, 2018 shares	Feb. 28, 2026 shares $ / shares	Dec. 31, 2025 $ / shares shares	Mar. 25, 2026 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Nov. 30, 2023 shares
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share) | $ / shares								$ 0.4
ADS [member]
Statement Line Items [Line Items]
Share repurchases, number of shares						36,971,296				0	0	2,765,346	6,119,841
Ordinary shares [member]
Statement Line Items [Line Items]
Total shares outstanding								89,648,056		89,648,056
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share) | $ / shares					$ 0.4
Dividend payable date					Jan. 14, 2026
Dividend payable, date of record					Jan. 07, 2026
Share repurchase program, authorized amount | $				$ 300,000,000
Share repurchase program, period				2 years
Total shares outstanding	90,693,578	90,693,578
Consideration amount | $		$ 10,900,000
Shares repurchased, value | $									$ 1,400,000
Potential ordinary share transactions [member] | ADS [member]
Statement Line Items [Line Items]
Share repurchase program, authorized amount | $				$ 300,000,000
Share repurchases, number of shares	229,856								97,335
Shares repurchased, average price per share | $ / shares	$ 15.21
Potential ordinary share transactions [member] | Ordinary shares [member] | Kunlun [member]
Statement Line Items [Line Items]
Share repurchases, number of shares	485,874
Consideration amount | $	$ 7,400,000
Potential ordinary share transactions [member] | ADSs and ordinary shares [member]
Statement Line Items [Line Items]
Share repurchases, number of shares		715,730
Potential ordinary share transactions [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement							2,374,650
Weighted average grant date fair value of RSUs granted | $ / shares							$ 12.34
Number of Instruments, Other Equity Instruments, Increase From Dividends (in shares)					61,376
Potential ordinary share transactions [member] | ADS equivalent [member]
Statement Line Items [Line Items]
Number of shares transferred			1,045,522